American Fidelity Assurance Company and American Fidelity Separate Account B (File no. 811-08178) hereby incorporate by reference the semi-annual reports for the underlying funds named below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

          Filer/Entity:         Merrill Lynch Variable Series
                                Funds, Inc.
          File #:               811-03290
          CIK #:                0000355916
          Accession #:          0000950123-98-007787
          Date of Filing:       August 19, 1998

          Filer/Entity:         The Dreyfus Socially Responsible
                                Growth Fund, Inc.
          File #:               811-07044
          CIK #:                890064
          Accession #:          0000890064-98-000010
          Date of Filing:       September 2, 1998

          Filer/Entity:         Dreyfus Variable Investment Fund,
                                Small Company Stock Portfolio
          File #:               811-05125
          CIK #:                813383
          Accession #:          0000813383-98-000028
          Date of Filing:       August 25, 1998

          Filer/Entity:         Variable Investment Fund, Growth
                                and Income Portfolio
          File #:               811-05125
          CIK #:                813383
          Accession #:          0000813383-98-000021
          Date of Filing:       August 25, 1998

          Filer/Entity:         Dreyfus Stock Index Fund
          File #:               811-05719
          CIK #:                846800
          Accession #:          0000846600-98-000007
          Date of Filing:       August 25, 1998

          These semi-annual reports are for the period ended June
30, 1998 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

          Any questions regarding this filing may be directed to Patricia H. Rigler at (405) 523-5483.